IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 178,100	$ 171,598
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	102,325	96,112
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	64,843	64,758
Commercial mortgage-backed securities sold [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	1,535	1,366
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 9,397	$ 9,362